UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [  ];  Amendment Number: ___________
This Amendment (check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lilly Endowment, Inc.
Address:  2801 North Meridian Street
          Indianapolis, IN  46208-0068

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   David D. Biber
Title:  Secretary and Treasurer
Phone:  (317) 924-5471

Signature, Place, and Date of Signing:

   /s/ David D. Biber
   Indianapolis, Indiana
   March 31, 1999

Report Type:

[X]   13F HOLDING REPORT.

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:  $14,685,867 (thousands)


List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE

  Column 1     Column 2     Column 3     Column 4            Column 5          Column 6  Column               Column 8
                                                                                            7
                                                                                                          Voting authority
   Name of     Title of       CUSIP        Value      Shrs or   SH/PRN Put/Call Investment Other
   Issuer        Class                   (x$1000)     prn amt                 discretion managers
                                                                                                     Sole       Shared      None
Eli Lilly       Common     532457-10-8  14,685,867  173,029,368   SH             Sole            173,029,368  0          0
  and Company


















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